SHARE-BASED COMPENSATION (Narrative) (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2011	May. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares subscribed by authorized options and RSUs						48,000,000
Unrecognized compensation cost related to non-vested stock options
Total share-based compensation expense in relation to options and RSU		$ 380	$ 45	$ 492
Total number exercisable	96,900	96,900	694,284
Milestone one			$ 31,500
Milestone two			44,500
Milestone three			$ 55,500
RSU of share-based compensation plan A and B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized						8,000,000
Unrecognized compensation cost, recognition period			2 years
Unrecognized compensation cost related to non-vested RSUs	$ 6	$ 6	$ 22
Total share-based compensation expense in relation to options and RSU		$ 16	$ 45	$ 492
Total number exercisable	79,000	79,000	134,300
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					1,400,000	8,000,000
RSU of share-based compensation plan C [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested RSUs	$ 482	$ 482
Total share-based compensation expense in relation to options and RSU	$ 364
Total number exercisable	1,886,850	1,886,850